UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 118.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	5,000	$4,910,691
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	5,875	5,890,128
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,907	4,902,668
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	734	736,964
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	944	943,758
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	1,299	1,039,472
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	39,645	37,151,041
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	2,224	2,222,509
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	57,891	57,171,821
Term Loan, 3.75%, Maturing June 4, 2021	16,119	15,917,513

		$130,886,565

Automotive — 4.7%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	10,737	$10,642,944
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	35,419	35,305,070
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	29,136	29,047,234
Term Loan, 3.25%, Maturing December 31, 2018	39,293	39,121,118
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,667	6,598,168
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,454	9,353,118
Dynacast International, LLC
Term Loan, Maturing January 12, 2022(2)	5,300	5,247,000
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	38,905	38,630,068
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	39,075	39,123,844
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	7,625	7,663,125
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	24,840	24,837,419
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	6,877	6,851,199
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	8,333	8,308,384
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	15,259	15,058,697
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	9,000	8,909,765

		$284,697,153

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		7,332	$7,075,561
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,910,000

			$8,985,561

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		3,075	$3,067,591

			$3,067,591

Building and Development — 1.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		11,761	$11,437,622
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,602	1,597,035
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,505	5,464,023
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		14,713	14,410,976
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		11,414	11,092,738
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		13,897	13,747,191
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		2,211	2,205,000
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		12,745	12,585,746
Realogy Corporation
Term Loan, 4.42%, Maturing October 10, 2016		139	136,952
Term Loan, 3.75%, Maturing March 5, 2020		25,241	24,906,336
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		4,518	4,526,011
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,445	2,449,404

			$104,559,034

Business Equipment and Services — 11.1%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		31,820	$31,937,285
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		13,114	10,163,654
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		3,295	3,282,718
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		11,575	10,764,850
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		11,713	11,453,346
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,726	2,569,005
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,160	12,970,727
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,662	5,577,508
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017		3,293	3,235,220
Term Loan, 7.75%, Maturing January 30, 2017	GBP	3,341	4,930,934
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,875	9,807,235
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,857	1,857,446
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,686	18,265,810

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Fund, 0.00%, Maturing July 2, 2020(4)		5,858	$5,466,829
Term Loan, 5.50%, Maturing July 2, 2020		3,491	3,379,798
Term Loan, 8.50%, Maturing July 2, 2020		5,818	5,316,497
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		42,994	42,994,346
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,849	23,506,406
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		11,165	11,127,395
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		7,216	7,200,561
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,749	2,684,987
Term Loan, 4.00%, Maturing November 6, 2020		10,744	10,495,859
Term Loan, 4.76%, Maturing November 6, 2020	CAD	5,876	4,508,330
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		5,682	5,655,082
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,567	14,494,335
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,342	21,969,711
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,290	5,977,611
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,304	12,288,711
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,523	13,065,752
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		8,050	7,788,375
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,626	17,420,507
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		38,451	38,403,296
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,671,166
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		3,788	3,756,689
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		17,390	15,390,150
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,134	17,084,248
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019		4,425	4,248,000
Nuance Communications, Inc.
Term Loan, 2.93%, Maturing August 7, 2019		4,925	4,810,085
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		5,317	5,326,531
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		52,236	51,713,067
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		10,701	10,299,352
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,750	1,710,625
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		3,851	3,774,341
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,541	23,219,665
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		3,625	3,616,368
Term Loan, 4.00%, Maturing March 8, 2020		41,512	41,268,402

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,739	$5,743,034
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		42,472	41,947,250
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		11,300	11,331,075
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		341	338,256
Term Loan, 6.25%, Maturing July 28, 2017		2,226	2,209,352
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		4,254	4,206,389
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		21,833	21,604,809

			$667,828,980

Cable and Satellite Television — 3.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		2,064	$2,023,340
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		14,858	14,729,045
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		9,753	9,607,070
Term Loan, 3.00%, Maturing January 3, 2021		11,992	11,819,386
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		5,323	5,276,378
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		6,895	6,808,813
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		2,796	2,763,150
Term Loan, 3.75%, Maturing June 30, 2021		4,838	4,789,496
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		5,230	5,207,921
Term Loan, 4.50%, Maturing May 21, 2020		6,045	6,019,769
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		10,656	10,211,645
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,180,293
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		57,475	56,707,192
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,666,689
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022		5,415	5,286,223
Term Loan, 3.50%, Maturing January 15, 2022		8,403	8,203,086
Term Loan, 3.50%, Maturing January 15, 2022		8,906	8,693,949
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,816,839
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,477,077
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,533,639

			$216,821,000

Chemicals and Plastics — 6.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,473	$8,420,380
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,733	3,068,736
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,396	4,368,937
Aruba Investments, Inc.
Term Loan, Maturing January 28, 2022(2)		2,525	2,534,469

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		20,094	$20,060,468
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,407	31,786,319
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,940	4,476,846
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		6,586	6,463,766
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		3,800	3,781,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,938	4,859,448
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,204,357
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		1,549	1,531,088
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		9,373	9,261,830
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		4,328	4,252,526
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		16,075	15,979,563
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,727	8,722,309
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,691	48,459,052
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,037	5,049,530
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		21,315	21,288,295
Term Loan, Maturing June 7, 2020(2)		5,200	5,206,500
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		19,360	19,242,910
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,117	7,058,936
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,362	5,354,861
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,863	6,554,284
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,880,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,975	2,148,855
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020		3,723	3,653,504
Term Loan, 5.53%, Maturing June 8, 2020	CAD	7,184	5,590,311
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		11,554	11,392,240
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,918	2,837,451
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		626	627,816
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		3,549	3,557,622
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,825	9,702,558
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,289	37,920,870
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		35,908	34,768,377
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,645	1,614,296

			$368,680,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	2,000	$3,027,088
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,111	10,388,598
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	2,447	2,772,886
Spectrum Brands, Inc.
Term Loan, 5.05%, Maturing December 17, 2019	CAD	6,586	5,156,838

			$21,345,410

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,610	$29,070,907
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,559,034
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,500	13,508,437
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,179	4,105,868
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,847	5,813,992
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		15,999	15,851,680
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		3,149	3,112,718

			$98,022,636

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		529	$529,385
Term Loan, 4.50%, Maturing September 3, 2021		5,832	5,842,150
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		19,181	18,959,477
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		18,943	18,249,930

			$43,580,942

Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,970	$6,908,907
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		5,475	5,475,000
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		3,796	3,750,047
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		7,957	7,949,874
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	3,266,250
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		7,275	7,302,281
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		25,834	25,388,307
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		15,995	15,911,515
Term Loan, 3.50%, Maturing December 11, 2019		19,179	19,077,180
Term Loan, 3.50%, Maturing August 5, 2020		27,304	27,160,373
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017		8,017	7,993,345

			$130,183,079

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		34,884	$33,990,024

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	$8,418,306

			$42,408,330

Electronics/Electrical — 12.1%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		4,086	$4,051,032
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		10,475	10,056,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		4,554	4,528,210
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		63,879	63,844,761
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		13,310	13,060,920
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		17,150	17,021,375
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,469	7,393,877
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		3,367	3,335,001
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		708	708,861
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,077	15,343,152
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021		3,319	3,274,035
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		88,339	88,511,652
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		13,644	13,581,023
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		4,555	4,472,561
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,319	9,284,172
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		5,997	5,889,973
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,556	7,579,236
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,939	2,948,328
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		43,644	43,496,122
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,364	13,333,097
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,152	3,073,911
Term Loan, 3.75%, Maturing June 3, 2020		58,490	57,180,169
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,850	4,284,761
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,323	5,349,866
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		10,425	10,065,337
Term Loan, 5.25%, Maturing November 20, 2021		10,425	10,135,060
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,259	36,354,547
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)		53	52,448
Term Loan, 5.00%, Maturing July 8, 2021		8,358	8,268,067

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	$6,924,932
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		14,131	13,989,951
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		4,289	4,206,039
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		7,295	7,057,792
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,315,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,456,632
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,001,251
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		53,877	51,272,927
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021		8,125	8,038,672
Shield Finance Co. S.a.r.l.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,466	5,067,891
Term Loan, 5.00%, Maturing January 29, 2021		6,923	6,916,921
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018		6,843	6,903,335
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		22,064	21,448,161
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		8,914	8,913,863
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018		7,810	7,740,095
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		8,905	8,816,197
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		7,858	7,842,777
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020		11,983	11,963,149
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021		1,347	1,339,504
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,446	26,313,760
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021		13,970	13,812,408
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,454	7,305,174
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021		20,050	20,195,002

			$725,319,237

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021		24,175	$24,110,791
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017		13,500	13,474,688

			$37,585,479

Financial Intermediaries — 4.5%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017		9,244	$9,244,125
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		6,338	6,271,010
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		1,500	1,483,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		20,458	$20,398,747
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		16,078	15,524,858
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017		7,000	6,933,500
Term Loan, 3.67%, Maturing March 24, 2018		18,280	17,965,518
Term Loan, 3.67%, Maturing September 24, 2018		24,150	23,719,840
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,572	24,080,269
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		19,711	19,686,744
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018		3,465	3,395,807
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		5,848	5,701,695
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020		8,717	8,185,934
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		7,145	7,051,510
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		4,685	4,661,801
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		5,263	5,256,360
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		3,167	2,956,900
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		1,737	1,745,493
Term Loan, 6.25%, Maturing September 4, 2018		9,859	9,908,270
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		15,990	15,008,790
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		6,317	6,273,249
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		16,025	15,717,649
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		6,287	6,294,358
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		36,488	32,048,814

			$269,514,366

Food Products — 5.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		33,761	$33,581,319
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,416	1,362,179
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		25,941	25,059,946
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		6,445	6,392,365
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	7,025	7,965,182
Term Loan, 3.50%, Maturing July 23, 2021		21,150	20,929,681
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,595	3,593,003
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,131	20,609,913
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,905	11,830,345
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,466	43,126,834

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		34,455	$34,447,326
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,759	8,660,276
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,730,914
Term Loan, 3.75%, Maturing September 18, 2020		13,751	13,617,553
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK) Maturing October 31, 2019	EUR	6,383	6,746,797
Term Loan, 4.50%, (1.50% Cash, 3.00% PIK) Maturing December 19, 2022(16)	EUR	3,989	3,757,318
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	48,593,334
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		5,925	5,792,748
Term Loan, 3.00%, Maturing April 29, 2020		8,934	8,736,017

			$320,533,050

Food Service — 3.6%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		441	$436,122
Term Loan, 3.67%, Maturing July 26, 2016		918	907,541
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,475	2,473,453
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		61,050	61,188,339
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		265	212,360
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		10,099	9,868,316
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,543	4,469,528
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,478	10,675,173
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		17,511	17,474,394
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,588	13,316,225
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,767	6,535,761
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,822	1,773,656
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,800	57,692,120
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,816	30,063,970

			$217,086,958

Food/Drug Retailers — 2.6%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		21,325	$21,242,366
Term Loan, 5.50%, Maturing August 25, 2021		6,750	6,748,124
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		26,764	26,742,049
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		32,976	32,179,074
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		11,324	11,202,391
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,685	1,685,071

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		26,791	$26,935,725
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		29,982	29,794,739

			$156,529,539

Forest Products — 0.1%
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,695	$3,051,642

			$3,051,642

Health Care — 12.4%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,224	$10,207,331
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		18,172	18,180,016
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,350	17,176,059
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019		9,147	9,152,899
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,372	23,422,916
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,282	6,294,000
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017		19,867	19,860,729
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	3,000,490
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,000,817
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,654,114
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		4,165	4,159,305
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,607	1,596,986
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		14,527	14,457,717
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		44,007	44,041,081
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,299,665
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		9,601	9,480,926
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		16,079	16,028,729
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,326	18,229,035
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,323	14,962,910
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,443	1,632,549
Drumm Investors, LLC
Term Loan, 6.75%, Maturing May 4, 2018		5,232	5,266,702
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,862	41,705,472
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		4,842	4,812,157
Term Loan, 4.25%, Maturing August 30, 2020		16,200	16,098,336
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	797,158
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	2,620,808

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	21,038	$21,060,515
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021	34,716	34,361,041
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	21,259	21,250,170
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	10,503	10,410,736
Term Loan, 7.75%, Maturing May 15, 2018	13,351	13,334,094
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	15,622	15,426,231
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	33,420	33,109,660
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,091	7,807,981
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	9,864	9,673,063
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	1,775	1,768,959
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	21,666	21,620,994
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,087	6,874,611
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	5,152	5,100,971
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,404	5,336,586
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	25,113	25,113,059
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	18,349	18,171,692
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	23,711	22,829,067
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	41,851	41,720,663
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	13,884	13,779,636
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	13,859	13,836,967
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	8,028	7,987,487
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	13,989	14,072,254
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	11,207	11,174,533
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,825	8,758,813
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	11,224	11,125,634
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	10,475	10,108,375
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	10,835	10,510,250
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	14,402	14,239,703

		$746,702,652

Home Furnishings — 0.9%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	2,456	$2,407,309

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		33,998	$33,726,249
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		17,358	17,141,216

			$53,274,774

Industrial Equipment — 3.9%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		7,177	$7,123,007
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		45,335	43,918,207
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		5,350	5,343,312
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		10,650	10,649,692
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		888	883,692
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,200,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		15,909	14,904,288
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,283	3,538,683
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,888	24,484,041
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,750	6,547,500
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		16,239	15,812,944
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,333	6,325,298
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		10,487	10,500,557
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		34,767	34,218,534
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		11,096	10,805,018
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		9,598	9,549,528
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		3,077	3,030,599
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		13,808	13,578,072
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,375	4,340,596
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,367	4,311,504

			$234,065,072

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		17,365	$17,121,068
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		31,484	31,483,525
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		90,766	90,368,745
Term Loan, 4.25%, Maturing July 8, 2020		3,343	3,287,007
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,608,281
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,407	9,652,086
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018		20,867	20,704,432
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		10,938	10,684,855
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	6,093,597

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	28,807	$27,992,783
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,471	32,024,038

		$260,020,417

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,804	$23,548,699
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	8,115	7,972,765
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,092,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	20,479,532
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	9,939	9,870,233
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	224	223,336
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,894	7,815,388
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	10,303	10,238,274
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,231	2,222,571
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,223	6,098,338
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	10,316	10,225,860
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	8,905	8,827,329
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	8,848	8,731,818
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	21,932	20,931,669
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	892	62,470
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	17,940	17,615,094
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,972	2,948,274
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	11,027	8,987,072
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	19,158	18,546,855
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	14,300	13,826,537

		$206,264,114

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	2,376	$2,359,846
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	26,409	25,913,647
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	7,150	7,029,344
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	3,877	3,825,909
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)	13,723	12,343,737
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	5,865	5,841,679

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	$1,844,303
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	25,725	38,902,010
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,292	1,279,838
Term Loan, 5.50%, Maturing November 21, 2019		3,015	2,986,289
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		53,405	52,862,228
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		32,011	31,562,829
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		5,920	5,862,857
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		3,056	3,006,623
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		30,160	29,845,823

			$225,466,962

Nonferrous Metals/Minerals — 1.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,525	$13,909,219
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		31,095	22,583,045
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		17,270	15,186,587
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		15,012	14,311,018
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,016	1,922,764
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		16,757	16,636,872
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,584	3,382,754
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		6,400	5,616,000
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018		3,970	3,622,635
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		1,250	1,187,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		19,269	12,765,495

			$111,123,889

Oil and Gas — 4.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		27,274	$24,137,266
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		10,375	9,804,375
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		19,855	18,763,093
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021		9,426	9,065,034
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019		5,905	5,442,617
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021		10,149	8,457,497
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019		18,325	17,436,237
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018		9,214	8,496,865
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020		6,050	3,708,650
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020		10,099	7,641,343

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		33,954	$32,065,540
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		3,166	3,142,489
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021		8,204	6,337,928
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		16,275	10,269,525
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021		39,820	31,694,021
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020		345	279,877
Term Loan, 4.25%, Maturing December 16, 2020		925	750,452
Term Loan, 4.25%, Maturing December 16, 2020		6,650	5,394,771
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,354	1,211,984
Term Loan, 4.25%, Maturing October 1, 2019		2,217	1,984,238
Term Loan, 4.25%, Maturing October 1, 2019		16,731	14,974,450
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021		3,856	3,537,536
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017		6,174	6,019,180
Term Loan, 4.25%, Maturing November 13, 2018		13,363	13,006,969
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		28,677	26,992,065

			$270,614,002

Publishing — 2.9%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		12,895	$12,873,255
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		62,617	56,889,774
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,293	16,267,675
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,451	47,549,736
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,183	4,187,542
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		4,909	4,923,953
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,002	2,938,513
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(17)		1,338	1,070,051
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		5,382	5,395,330
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		5,400	5,402,252
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		7,387	7,328,915
Trader Media Corporation Limited
Term Loan, 4.75%, Maturing June 8, 2017	GBP	5,625	8,442,727

			$173,269,723

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,174	$4,117,404
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		4,190	4,144,987
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		2,145	2,139,263

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		67	$66,656
Term Loan, 6.92%, Maturing January 30, 2019		17,994	16,817,053
Term Loan, 7.67%, Maturing July 30, 2019		2,571	2,437,154
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	39,456,017
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,614	4,602,287
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,157	13,785,379
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,508,810
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,715	1,698,756
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		14,242	14,184,585
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,423	6,362,600
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,284	7,215,288
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,812	3,835,497
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,467	2,442,643
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,080,554
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	13,587,812
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,829	7,727,138
Term Loan, 4.00%, Maturing March 1, 2020		23,494	23,174,494

			$179,384,377

Retailers (Except Food and Drug) — 6.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,478	$25,318,347
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	3,750	5,570,189
Term Loan, 4.31%, Maturing April 28, 2020	GBP	3,000	4,473,417
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		19,714	19,498,527
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,022	31,361,523
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	10,759,202
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		6,127	5,919,795
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		7,415	7,419,990
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		9,162	9,198,043
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,971	24,493,210
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,573	18,062,238
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		13,840	13,837,309
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,247	20,901,306
Term Loan, 4.00%, Maturing January 28, 2020		8,652	8,571,754
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		35,748	34,709,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		20,911	$20,492,699
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,960	1,948,975
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,697	9,603,553
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,280	7,702,296
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		5,323	5,270,017
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		18,928	18,998,541
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,285	5,232,212
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		27,327	26,933,903
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,713	16,253,818
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	4,204	1,258,746
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,782	2,479,374
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,243	3,056,309

			$359,324,603

Steel — 1.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,315	$69,350,716
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,884	10,713,752
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,242	6,190,332
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,707	11,194,580

			$97,449,380

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		14,090	$13,926,058
Term Loan, 3.75%, Maturing March 11, 2018		9,600	9,552,000
Term Loan, 4.00%, Maturing March 11, 2018		15,509	15,455,197
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		17,716	15,102,997

			$54,036,252

Telecommunications — 2.9%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing November 6, 2016		3,525	$3,531,609
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		70,100	69,428,232
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		10,945	10,903,956
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		29,594	29,143,707
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,408	12,025,416
Term Loan, 4.00%, Maturing April 23, 2019		21,114	20,463,078
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		31,646	31,408,969

			$176,904,967

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		7,067	$6,862,421
Term Loan, 3.25%, Maturing January 31, 2022		4,690	4,566,964
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		4,627	4,607,885
Term Loan, 4.00%, Maturing April 1, 2018		12,212	12,163,143
Term Loan, 4.00%, Maturing October 9, 2019		12,805	12,684,061
Term Loan, 4.00%, Maturing October 30, 2020		3,341	3,309,030
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		13,534	13,418,156
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		3,410	3,386,506
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		3,756	3,750,258
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 21, 2018		7,036	7,015,319
Term Loan, 4.25%, Maturing December 31, 2019		5,842	5,826,175
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,008	1,015,581
Term Loan, 5.00%, Maturing December 19, 2021		22,917	23,081,392
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		3,952	3,881,344
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		5,212	5,127,194
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		111	108,474
Term Loan, 4.25%, Maturing May 6, 2020		2,084	2,031,501
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,625	12,677,608
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		3,787	3,744,149
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		3,000	2,951,250

			$132,208,411

Total Senior Floating-Rate Interests (identified cost $7,355,347,636)			$7,130,796,457

Corporate Bonds & Notes — 5.0%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(9)
Calcipar SA
6.875%, 5/1/18(10)		1,000	$1,017,500

			$1,017,500

Cable and Satellite Television — 0.5%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,170,000
5.625%, 4/15/23(10)	EUR	5,000	6,184,997
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		5,050	5,264,625
6.00%, 4/15/21(10)	GBP	5,175	8,262,266
5.50%, 1/15/25(10)		5,875	6,124,687

			$30,006,575

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,048,750

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
7.25%, 2/15/19(10)(11)	EUR	3,000	$3,477,291
8.375%, 2/15/19(10)		3,800	4,056,500
7.50%, 5/1/20(10)		2,375	2,520,469
Polymer Group, Inc.
7.75%, 2/1/19		2,250	2,340,000
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		11,115	11,274,778

			$32,717,788

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,884,375
Smurfit Kappa Acquisitions
4.875%, 9/15/18(10)		1,850	1,928,625
3.571%, 10/15/20(10)(11)	EUR	3,000	3,586,958

			$26,399,958

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(10)	EUR	3,000	$3,681,810

			$3,681,810

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,662,500
9.00%, 11/15/18(10)	CAD	4,500	3,010,152

			$5,672,652

Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(10)	EUR	3,000	$3,540,346

			$3,540,346

Entertainment — 0.2%
Vougeot Bidco PLC
5.321%, 7/15/20(10)(11)	EUR	6,875	$7,755,075
7.875%, 7/15/20(10)	GBP	3,500	5,574,826

			$13,329,901

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$802,500
7.125%, 9/1/18(10)		750	846,563

			$1,649,063

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(10)		2,500	$2,628,125
6.75%, 11/1/20(10)		1,674	1,795,365

			$4,423,490

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,087,500
HJ Heinz Co.
4.25%, 10/15/20		7,000	7,074,375
Iceland Bondco PLC
4.81%, 7/15/20(10)(11)	GBP	5,425	5,978,006
6.25%, 7/15/21(10)	GBP	3,925	4,475,499
Picard Groupe SA
4.302%, 8/1/19(10)(11)	EUR	4,000	4,566,329

			$36,181,709

Security	Principal Amount* (000’s omitted)		Value
Health Care — 1.1%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,917,550
5.125%, 8/1/21		13,150	13,692,437
HCA, Inc.
4.75%, 5/1/23		4,650	4,882,500
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,526,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,531,250
4.375%, 10/1/21		6,225	6,248,344

			$63,798,081

Industrial Equipment — 0.0%(9)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		224	$147,994

			$147,994

Insurance — 0.3%
CNO Financial Group, Inc.
6.375%, 10/1/20(10)		3,000	$3,195,000
Galaxy Bidco, Ltd.
5.555%, 11/15/19(10)(11)(12)	GBP	2,500	3,680,779
Towergate Finance PLC
6.063%, 2/15/18(10)(11)	GBP	7,375	9,830,786

			$16,706,565

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(10)		2,000	$2,080,000
National CineMedia, LLC
6.00%, 4/15/22		4,200	4,284,000

			$6,364,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,550	$4,218,000
9.00%, 2/15/20(6)		2,500	1,875,000
9.00%, 2/15/20(6)		6,350	4,762,500

			$10,855,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,532,500

			$6,532,500

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,672,684
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,359,437

			$5,032,121

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,147,500
Virgin Media Secured Finance PLC
5.50%, 1/15/25(10)	GBP	3,000	4,720,811
Wind Acquisition Finance SA
5.303%, 4/30/19(10)(11)	EUR	4,825	5,499,956
6.50%, 4/30/20(10)		3,150	3,287,812
4.071%, 7/15/20(10)	EUR	4,700	5,205,203

			$20,861,282

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)	2,000	$2,155,000
7.875%, 1/15/23(10)	5,500	6,187,500
5.875%, 1/15/24(10)	5,000	5,350,000

		$13,692,500

Total Corporate Bonds & Notes (identified cost $314,660,100)		$302,611,335

Asset-Backed Securities — 0.9%
Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.103%, 4/15/25(10)(11)	$2,400	$2,317,150
Apidos CLO XIV, Series 2013-14A, Class D, 3.753%, 4/15/25(10)(11)	3,000	2,849,424
Apidos CLO XIV, Series 2013-14A, Class E, 4.653%, 4/15/25(10)(11)	1,500	1,301,685
Apidos CLO XVII, Series 2014-17A, Class B, 3.107%, 4/17/26(10)(11)	3,000	2,891,163
Apidos CLO XVII, Series 2014-17A, Class C, 3.557%, 4/17/26(10)(11)	1,500	1,389,175
Apidos CLO XVII, Series 2014-17A, Class D, 5.007%, 4/17/26(10)(11)	1,500	1,320,272
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.007%, 10/17/24(10)(11)	2,000	1,919,164
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.757%, 10/17/24(10)(11)	2,000	1,904,738
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.157%, 10/17/24(10)(11)	2,000	1,793,674
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.007%, 7/17/25(10)(11)	2,000	1,939,914
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.707%, 7/17/25(10)(11)	1,670	1,586,051
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.507%, 7/17/25(10)(11)	1,670	1,462,703
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(10)(11)	3,150	3,059,378
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(10)(11)	2,475	2,376,579
Babson CLO, Ltd., Series 2013-IA, Class E, 4.657%, 4/20/25(10)(11)	1,500	1,339,443
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(10)(11)	2,175	2,149,407
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(10)(11)	2,175	1,923,281
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.903%, 7/15/25(10)(11)	2,000	1,927,866
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.653%, 7/15/25(10)(11)	2,000	1,896,046
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.853%, 7/15/25(10)(11)	1,600	1,434,307
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.357%, 7/20/26(10)(11)	1,750	1,729,357
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.757%, 7/20/26(10)(11)	1,750	1,668,926
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.357%, 7/20/26(10)(11)	1,750	1,605,138
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(10)(11)	2,625	2,538,320
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(10)(11)	2,900	2,765,449
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.007%, 7/17/25(10)(11)	1,500	1,448,170
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.607%, 7/17/25(10)(11)	1,500	1,382,740
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.757%, 7/17/25(10)(11)	1,800	1,574,417

Total Asset-Backed Securities (identified cost $55,143,645)		$53,493,937

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Worldwide Services, LLC(3)(12)(13)	168	$159,671

		$159,671

Security	Shares	Value
Automotive — 0.0%(9)
Dayco Products, LLC(12)	48,926	$1,794,972

		$1,794,972

Food Service — 0.0%(9)
Buffets Restaurants Holdings, Inc.(3)(12)(13)	105,043	$43,068

		$43,068

Home Furnishings — 0.0%(9)
Sanitec Europe Oy B Units(3)(12)(13)	162,236	$335,288
Sanitec Europe Oy E Units(3)(12)(13)	154,721	0
Sanitec Europe Oy E1 Units(3)(12)(13)	222,411	459,649

		$794,937

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$1,760,941
Tropicana Entertainment, Inc.(12)(13)	40,751	672,392

		$2,433,333

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$4,520,406
MediaNews Group, Inc.(3)(12)(13)	66,239	2,649,556

		$7,169,962

Total Common Stocks (identified cost $4,735,932)		$12,395,943

Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1(3)(12)(13)	46,544	$33,046
Education Management Corp., Series A-2(3)(12)(13)	131,953	23,752

		$56,798

Total Preferred Stocks (identified cost $56,798)		$56,798

Warrants — 0.0%(9)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(9)
Vivarte Luxco (3)(12)(13)	182,939	$105,428

Total Warrants (identified cost $67,050)		$105,428

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(15)	$110,574	$110,574,142

Total Short-Term Investments (identified cost $110,574,142)		$110,574,142

Total Investments — 126.7% (identified cost $7,840,585,303)		$7,610,034,040

Less Unfunded Loan Commitments — (0.1)%		$(5,911,174)

Net Investments — 126.6% (identified cost $7,834,674,129)		$7,604,122,866

Other Assets, Less Liabilities — (26.6)%		$(1,597,210,142)

Net Assets — 100.0%		$6,006,912,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Amount is less than 0.05%.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $229,103,235 or 3.8% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $37,569.

(16)	Includes Staunton Luxco S.C.A. ordinary and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(17)	The issuer is in default on the payment of principal but continues to pay interest.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 16,977,889	United States Dollar 26,650,855	JPMorgan Chase Bank, N.A.	$1,082,815	$—	$1,082,815
2/27/15	Canadian Dollar 23,724,632	United States Dollar 21,061,416	State Street Bank and Trust Company	2,397,845	—	2,397,845
2/27/15	Euro 61,202,724	United States Dollar 76,333,690	Goldman Sachs International	7,159,943	—	7,159,943
2/27/15	United States Dollar 6,190,065	Euro 5,250,000	State Street Bank and Trust Company	—	(256,307)	(256,307)
2/27/15	United States Dollar 7,162,338	Euro 6,000,000	State Street Bank and Trust Company	—	(380,900)	(380,900)
3/31/15	British Pound Sterling 30,963,489	United States Dollar 48,330,291	Goldman Sachs International	1,710,639	—	1,710,639
3/31/15	Euro 52,183,599	United States Dollar 64,026,667	HSBC Bank USA, N.A.	5,030,412	—	5,030,412
4/30/15	British Pound Sterling 28,106,666	United States Dollar 42,626,710	HSBC Bank USA, N.A.	317,567	—	317,567
4/30/15	Euro 48,412,531	United States Dollar 55,010,191	State Street Bank and Trust Company	260,422	—	260,422

				$17,959,643	$(637,207)	$17,322,436

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2015 , the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary risk exposure is foreign exchange risk was $17,959,643 and $637,207, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,801,473,574

Gross unrealized appreciation	$64,218,468
Gross unrealized depreciation	(261,569,176)

Net unrealized depreciation	$(197,350,708)

Restricted Securities

At January 31, 2015, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,123,570,981	$1,314,302	$7,124,885,283
Corporate Bonds & Notes	—	302,463,341	147,994	302,611,335
Asset-Backed Securities	—	53,493,937	—	53,493,937
Common Stocks	672,392	1,794,972	9,928,579	12,395,943
Preferred Stocks	—	—	56,798	56,798
Warrants	—	—	105,428	105,428
Short-Term Investments	—	110,574,142	—	110,574,142
Total Investments	$672,392	$7,591,897,373	$11,553,101	$7,604,122,866
Forward Foreign Currency Exchange Contracts	$—	$17,959,643	$—	$17,959,643
Total	$672,392	$7,609,857,016	$11,553,101	$7,622,082,509

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(637,207)	$—	$(637,207)
Total	$—	$(637,207)	$—	$(637,207)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015